GOING CONCERN	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Notes to Financial Statements
NOTE 3 - GOING CONCERN

As reflected in the accompanying unaudited consolidated financial statements, the Company had net cash used in operations of $533,749 for the six months ended March 31, 2018. Additionally the Company had an accumulated deficit of $6,885,700 and working capital deficit of $5,017,352 at March 31, 2018. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The Company’s ability to raise additional capital through the future issuances of common stock is unknown. The obtainment of additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations are necessary for the Company to continue operations.

Uncertainty regarding these matters raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. While the Company believes in the viability of its strategy to generate revenues, there can be no assurances to that effect.

As reflected in the accompanying consolidated financial statements, the Company had a net loss and net cash used in operations of $4,889,704 and $3,453,303 respectively, for the year ended September 30, 2017. Additionally the Company had an accumulated deficit of $7,470,559 and working capital deficit of $6,149,165 at September 30, 2017. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The Company’s ability to raise additional capital through the future issuances of common stock is unknown. The obtainment of additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations are necessary for the Company to continue operations.

Uncertainty regarding these matters raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. While the Company believes in the viability of its strategy to generate revenues, there can be no assurances to that effect.